UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Southfield Investment Management
Address:		1010 Washington Boulevard
			Stamford, CT  06901

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-978-0250

Signature,      Place,                  and Date of Signing:

John Kim   Stamford, Connecticut   January 8, 2008

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		28

Form 13F Information Table Value Total:		$ 66,888
                              (x 1000)

List of Other Included Managers:
 No.	Form 13F File Number	          Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC. 		       COM	        00817Y108     3528    61120 SH       Sole                                      61120
BERKSHIRE HATHAWAY INC CL A    COM              084670108     3965       28 SH       Sole                                         28
BERKSHIRE HATHAWAY INC CL B    COM       	084670207     6488     1370 SH	     Sole				        1370
BOSTON SCIENTIFIC   	       COM	        101137107      263    22650 SH	     Sole				       22650
CAPELLA EDUCATION  	       COM		139594105      323     4940 SH	     Sole				        4940
CH ROBINSON WORLDWIDE INC      COM		12541W209     4689    86640 SH	     Sole				       86640
COPART INC 	               COM		217204106     5391   126688 SH	     Sole				      126688
CVS CAREMARK CORPORATION       COM		126650100     4628   116420 SH	     Sole				      116420
EMC CORP  		       COM		268648102     1566    84505 SH	     Sole				       84505
ENERGY TRANSFER EQUITY LP      COM UT LTD PTN	29273V100      375    10650 SH	     Sole				       10650
FASTENAL CO.  		       COM		311900104     2613    64636 SH	     Sole				       64636
FIDLEITY NATL INFORMATION SVCS COM		31620M106     2748    66080 SH	     Sole				       66080
GARTNER INC 		       COM		366651107      574    32665 SH	     Sole				       32665
HEALTH MANAGEMENT ASSOCIATES   COM		421933102       77    12886 SH	     Sole				       12886
JOHNSON & JOHNSON 	       COM		478160104     3467    51981 SH	     Sole				       51981
LKQ CORPORATION 	       COM		501889208     1059    50370 SH	     Sole				       50370
MEDIA & ENTMT HOLDINGS INC     *W EXP03/09/2011 58439W116       21    28410 SH	     Sole				       28410
MICROSOFT CORP  	       COM		594918104     5613   157680 SH	     Sole				      157680
QUEST DIAGNOSTIC  	       COM		74834L100     2576    48690 SH	     Sole				       48690
ROBERT HALF, INC.  	       COM		770323103      305    11265 SH	     Sole				       11265
SAIC INC  		       COM		78390X101     3855   191610 SH	     Sole				      191610
SEI INVESTMENTS CO 	       COM		784117103     4923   153045 SH	     Sole				      153045
STATE STREET CORP 	       COM		857477103      358     4410 SH	     Sole				        4410
STONELEIGH PARTNERS ACQUS CO   COM		861923100      117    15700 SH	     Sole			 	       15700
STONELEIGH PARTNERS ACQUS CO   *W EXP05/31/2011 861923126       60    85700 SH	     Sole				       85700
STRATASYS  		       COM		862685104     1114    43100 SH	     Sole				       43100
TIME WARNER   	               COM		887317105      239    14450 SH	     Sole			 	       14450
UNITED HEALTH GROUP 	       COM		91324P102     5953   102285 SH	     Sole				      102285

